Earnings per Common Share (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings per Common Share
Net earnings	$ 5,918	$ 6,016
Weighted average number of common shares	1,219	1,274
Dilutive securities:
Effect of share options	1	2
Weighted average number of diluted common shares	1,220	1,276
Basic earnings per share (dollars per common share)	$ 4.85	$ 4.72
Diluted earnings per share (dollars per common share)	$ 4.85	$ 4.72